Financial Instruments and Risk Management - Summary of Maximum Credit Risk Exposure of Financial Assets (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 9,894	£ 7,630	£ 7,067
Derivative Financial Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,592	1,509	2,246
Investments [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	3,268	3,075	1,564
Trade and Other Receivable [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,766	2,518	2,729
Contract Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,602
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 1,666	£ 528	£ 528